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                                                           File Number 028-03983

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

     (Adopted in Release No. 34-14852 (81,610), June 15, 1978. 43 F. R. -.)

Report for the Calendar Year or Quarter Ended   September 30, 2000
                                                ------------------

                    If amended report check here: ___________

Name of Institutional Investment Manager: John Hancock Life Insurance Company

Business  Address :          P.O. Box 111, John Hancock Place, Boston, MA  02117

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

           Eileen Bruckner,          Investment Analyst (617)572-9610
--------------------------------------------------------------------------------

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of February, 2000.

          John Hancock Life Insurance Company

          By:    /s/Eileen Bruckner
                 -------------------------------------------------------------------------
          Title: Eileen Bruckner, Portfolio Analyst, John Hancock Life Insurance Company

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (Other than the one filling this report). (List in alphabetical order).

Name:                               13F File No.:

0.    John Hancock Life Insurance Company
      ---------------------------------------------------------------------------------
1.    Maritime Life Assurance Company
      ---------------------------------------------------------------------------------
2.    Hancock Venture Partners, Inc. (formerly John Hancock Venture Capital Management)
      ---------------------------------------------------------------------------------
3.    John Hancock Capital Growth Management
      ---------------------------------------------------------------------------------
4.
      ---------------------------------------------------------------------------------
5.
      ---------------------------------------------------------------------------------
6.
      ---------------------------------------------------------------------------------
7.
      ---------------------------------------------------------------------------------

John Hancock Life Insurance Company  (Effective February 1, 2000, John Hancock Mutual Life Insurance Company was
                                      renamed John Hancock Life Insurance Company and became the parent, wholly-
                                      owned subsidiary of John Hancock Financial Services, Inc.)

September 30, 2000

    Item 1                 Item 2        Item 3        Item 4      Item 5           Item 6            Item 7          Item 8
------------------------------------------------------------------------------------------------------------------------------------
                                                        Fair      Principal  Investment Direction:   Manager Voting Authority-Shares
Name of Issuer             Class        Cusip           Market      or #     Sole  Shared/  Shared/          Sole    Shared    None
                                                        Value     of Shares         Aff      Oth

Aber Diamond Corp          common        002893-10-5      188,400     15,700          X             1                   15,700
Abitibi Cons               common        003924-10-7      924,026     65,767          X             1                   65,767
Able Telecom               common        003712-30-4      591,222    286,653   X                    0       286,653
Agnico Eagle Mines, Ltd.   common        008474-10-8      141,680     16,100          X             1                   16,100
Agrium Inc                 common        008916-10-8      260,586     16,812          X             1                   16,812
Air Canada                 CL A NVTG     008911-30-7      109,613      6,228          X             1                    6,228
Alberta Energy Co.         common        012873-10-5    1,333,120     21,347          X             1                   21,347
Alcan Aluminium, ltd       common        013716-10-5    1,428,990     32,700          X             1                   32,700
Alliance Atlantis          common        01853E-20-4      134,680      5,200          X             1                    5,200
Alliance Forst. Prod.      common        01859J-10-8      163,995      8,700          X             1                    8,700
Ampex Corp.                common        032092-10-8      314,624    186,411   X                    0       186,411
Ballard Power Systems      common        05858H-10-4    4,208,775     25,500          X             1                   25,500
Bank of Montreal           common        06367-11-01    4,459,990     65,300          X             1                   65,300
Barrick Gold Corp          common        06790-11-08    1,354,718     59,158          X             1                   59,158
Beard Company              common        07384R-10-1      292,538    312,040   X                    0       312,040
BCE, Inc.                  common        05534B-10-9    4,234,040    120,800          X             1                  120,800
Bell Canada Intl.          common        077914-10-9      194,100      6,000          X             1                    6,000
Bema Gold Corp.            common        08135F-10-7       16,224     20,800          X             1                   20,800
Bid.Com                    common        088788-10-4       49,098     14,700          X             1                   14,700
Biochem Pharma             common        09058T-10-8      500,565     15,100          X             1                   15,100
Biomira, Inc.              common        09161R-10-6      225,600     14,100          X             1                   14,100
Brookfield PPTYS           common        112900-10-5      521,375     21,500          X             1                   21,500
Budget Group, Inc.         common        119003-10-1    4,046,721  1,310,679   X                    0     1,310,679
Call-Net Enterprises       Cl B NV       130910-20-1       32,509     14,777          X             1                   14,777
Cambior, Inc.              common        13201L-10-3       12,444     20,400          X             1                   20,400
Cameco Corp.               common        13321L-10-8      312,000     16,000          X             1                   16,000
Canadian 88 Energy         common        13566G-50-9      144,738     38,700          X             1                   38,700
Canadian Nat'l Railway     common        136375-10-2    1,290,640     29,200          X             1                   29,200
Canadian Pacific LTD       common        135923-10-0    1,845,481     47,199          X             1                   47,199
Canadian Occidental
 Petroleum                 common        136420-10-6      669,280     17,800          X             1                   17,800
CDN Natural Res Equity     common        1363851-10-1     906,041     17,977          X             1                   17,977
CGI Group Inc.             common        39945C-10-9      414,180     35,400          X             1                   35,400
Celestica, Inc.            Sub VTG       15101Q-10-8    2,518,695     24,300          X             1                   24,300
Chieftan Interl, Inc.      common        16867C-10-1      145,700      4,700          X             1                    4,700
Cinar Corp.                Sub VTG       171905-30-0       52,785      5,100          X             1                    5,100
Cinram, Ltd.               common        17252T-10-5       92,575     16,100          X             1                   16,100
Clearnet Comm.             common        184902-10-4      767,050     11,500          X             1                    3,400
Coastal Corp               common        190441-10-5       48,915        710   X                    0           710
Cognicase Inc.             common        192423-10-1       90,005      4,700          X             1                    4,700
Coinstar Inc.              common        19259P-30-0      402,500     35,000   X                    0        35,000
Cominco                    common        200435-10-5      280,840     13,600          X             1                   13,600
Concord Comm.              common        206186-10-8    1,331,448     55,477   X                    0        55,477
Corel Corp.                common        21868Q-10-9      117,105     21,100          X             1                   21,100
Cott                       common        22163N-10-6      156,565     17,300          X             1                   17,300
Counsel Corp.              common        22226R-10-2       21,600      5,400          X             1                    5,400
Cytex                      common        232946-10-3       45,145      1,042   X                    0         1,042
Delta & Pine Land          common        247357-10-6   90,986,594  4,128,764   X                    0     4,128,764
Descartes Systems          common        249906-10-8      941,850     12,600          X             1                   12,600
Devon Energy Corp          common        25179M103      2,999,989    154,747   X                    0       154,747
Dia Met Minerals           Cl B ML VTG   25243K-30-7       92,000      4,600          X             1                    4,600
Domtar Inc.                common        257561-10-0      223,106     17,295          X             1                   17,295
Dorel Industries           common        25822C-20-5      194,700      6,600          X             1                    6,600
Echo Bay Mines             common        278751-10-2       44,254     40,600          X             1                   40,600
Enbridge Inc.              common        29250N-10-5    2,287,060     66,100          X             1                   66,100
Encal Energy Ltd           common        29250D10-7       109,040     11,600          X             1                   11,600
Evergreen Resources        common        299900-30-8   69,721,531  2,006,375   X                    0     2,006,375
Excite At Home             common        300904-10-9       23,546      8,372          X             2                    8,372
Extendicare Inc.           common        30224T-87-1       17,664     17,600          X             1                   17,600
Fahnestock Viner Hld       common        302921-10-1      115,500      3,500          X             1                    3,500
Fed. Agri. Mtg. Corps.     common        313148-10-8      350,000     40,000   X                    0        40,000
Federated Dept Stores      common        31410H-10-1      982,677     35,547   X                    0        35,547
Federated Dept Stores      warrants cl d 31410H-12-7      100,746      8,620   X                    0         8,620
Four Seasons Hotels        sub vtg shs   35100E10-4       738,551      6,606          X             1                    6,606
Furr's/Bishop's            common        361115-50-4    4,451,000  1,095,598   X                    0     1,095,598
Fusion Medical Tech        common        000361-28-1      127,101     13,036          X             2                   13,036
Glamis Gold, Ltd.          common        376775-10-2       45,675     20,300          X             1                   20,300
Golden State Vintners      common        38121K-20-8    1,852,298    658,595   X                    0       658,595
Guidant Corp.              common        401698-10-5      166,175      2,468   X                    0         2,468
Gulf Cda Resources         Ordinary sh   40218L-30-5      421,374     53,033          X             1                   53,033
Hollinger                  common        43556c-60-6       55,125      3,500          X             1                    3,500
Hummingbird Commun         common        44544R-10-1      232,700      5,200          X             1                    5,200
IMAX Corp.                 common        45245E-10-9      148,770      5,800          X             1                    5,800
Imperial Oil, LTD          common        453038-40-8      688,155     17,645          X             1                   17,645
Inco Ltd.                  common        453258-40-2      655,820     27,100          X             1                   27,100
Inco Ltd.                  CL VBN shs    453258-70-9       49,613      4,725          X             1                    4,725
Informix Corp.             common        456779-10-7      111,729     25,538          X             2                   25,538
Intertape Plymr Grp        common        460919-10-3      162,000      8,100          X             1                    8,100
Intrawest Corp.            common        460915-20-0      315,000     12,600          X             1                   12,600
IPSCO Inc.                 common        462622-10-1      180,540     11,800          X             1                   11,800
K-Swiss, Inc               common        482686-10-2    4,500,000    200,000   X                    0       200,000
Kinross Gold Corp          common        496902-10-7       74,132     86,200   X      X            0/1      121,737     39,100
LTV Corp                   common        501921-10-0      339,371     62,413   X                    0        62,413
Laidlaw, Inc.              common        50730K-50-3       35,218     95,184          X             1                   95,184
Eli Lilly & Co.            common        532457-10-8       90,119      1,404   X                    0         1,404
LodgeNet Entertainment     common        540211-10-9    2,310,000     80,000   X                    0        80,000
Loewen Group, Inc.         common        54042L-10-0        9,030     21,500          X             1                   21,500
MDC Corporation            common        55267W-30-9       68,000      5,000          X             1                    5,000
MacKenzie Financial        common        554531-10-3      618,200     28,100          X             1                   28,100
Magna Intl. Inc.           CL A SV       559222-40-1      759,800     11,600          X             1                   11,600
Mail.com                   common        530311-10-2       64,943     12,370          X             2                   12,370
Meridian Gold Inc.         common        589975-10-1      214,000     21,400          X             1                   21,400
Methanex                   common        59151K-10-8      269,360     36,400          X             1                   36,400
Mitel Corporation          common        606711-10-9      561,000     18,700          X             1                   18,700
Moore Corp, LTD            common        615785-10-2      113,080     25,700          X             1                   25,700
Nabors Industries, Inc.    common        629568-10-6   33,288,994    699,999   X                    0       699,999     10,900
Nambian                    common        629913-10-4       41,420     10,900          X             1                   10,900
Nortel Networks            common        656569-10-0   40,286,975    445,899          X             1                  445,899
Northpoint Comm            common        666610-10-0      758,106     84,234          X             2                   84,234
Nova Chemicals             common        66977W-10-9      382,427     13,395          X             1                   13,395
Numac Energy               common        67052A-10-3      123,435     21,100          X             1                   21,100
Ocean Energy, Inc.         common        674812-20-1   18,619,526  1,225,977   X                    0     1,225,977
Open Text Corp.            common        683715-10-6      168,780      5,800          X             1                    5,800
Pan American Silver        common        697900-10-8       51,975      9,900          X             1                    9,900
Paradyne                   common        69911G-10-7       82,467     14,342          X             2                   14,342
Penny J. C.                common        708160-10-6      132,535      9,453   X                    0         9,453
Petro-Canada               common        71644E-10-2    1,363,450     40,700          X             1                   40,700
Petromet Res LTD           common        716731-104-1      84,185     14,900          X             1                   14,900
Placer Dome Inc.           common        725906-10-1      687,045     48,900          X             1                   48,900
Potash Corp of Sask        common        73755L-10-7      745,082      7,800          X             1                    7,800
Precision Drilling         common        74022D-10-0      389,658      7,236          X             1                    7,236
Premdor Inc.               common        74046P-10-5      413,899      7,200          X             1                    7,200
PSC, Inc.                  common        69361E-10-7    1,267,500    422,500   X                    0       422,500
QLT Phototherapeut         common        746927-10-2    2,091,840     19,200          X             1                   19,200
Quebecor Printing          common        748203-10-6      394,884     12,600          X             1                   12,600
Quintus                    common        748798-10-5   12,152,025  1,429,650          X             2                1,429,650
R&B Falcon Corp.           common        74912E-10-1   45,392,256  1,621,152   X                    0     1,621,152
Research In Motion         common        760975-10-2      154,020     15,100          X             1                   15,100
Rio Algom, Ltd.            common        766889-10-9      501,600     17,600          X             1                   17,600
Rogers Comm.               common        775109-20-0      780,735     21,900          X             1                   21,900
Royal Bank CDA             common        780087-10-2    5,945,100    133,000          X             1                  133,000
Royal Group Tech           common        779915-10-7      633,000     21,100          X             1                   21,100
Seagrams LTD               common        811850-10-6    4,265,640     49,200          X             1                   49,200
Shaw Corp.                 CL B NVT      82028K-20-0    1,015,404     29,432          X             1                   29,432
Sierra Wireless            common        826516-10-6      427,110      4,600          X             1                    4,600
Steinway Musical Inst.     common        858495-10-4   13,697,621  1,543,553   X                    0     1,543,553
Suncor Inc.                common        867229-10-6    1,105,560     33,300          X             1                   33,300
Suiza Foods Corp.          common        865077-10-1   43,081,150  1,723,246   X                    0     1,723,246
Talisman Energy Inc.       common        87425E-10-3    1,092,347     20,708          X             1                   20,708
Tangram Enterprise         common        875924-10-2        1,203        770   X                    0           770
Teleglobe Inc.             common        87941V-10-0      601,350      1,900          X             1                    1,900
Telesystem Intl.           Sub. VTG      879946-10-1      452,625     21,300          X             1                   21,300
Tesco Corp.                common        88157K-10-1       73,920      4,800          X             1                    4,800
TLC Laser Eye              common        87255E-10-8       58,300     11,000          X             1                   11,000
Toronto-Dominion Bk        common        891160-50-9    4,106,180     92,900          X             1                   92,900
TransCanada Pipelines      common        893526-10-3    3,084,318    217,973          X             1                  217,973
Trizec Hahn Corp           common        896938-10-7    1,077,620     42,426          X             1                   42,426
TVX Gold, Inc.             common        83708K-10-1       12,005      4,900          X             1                    4,900
TVX Gold, Inc.             common        87308K-20-0       13,181      5,380          X             1                    5,380
United Dominion Inds.      common        909914-10-3      209,372      5,873          X             1                    5,873
Vasogen                    common        92232F-10-3      166,320     12,600          X             1                   12,600
Walker Interactive
 Systems                   common        931664-10-6      169,217     43,669   X                    0        43,669
Weblink Wireless           common        69553J-10-4       46,761     46,761          X             2                   46,761
Westaim Corp               common        956909-10-5      379,100     22,300          X             1                   22,300
Westcast Industries        CL A SV       950813-10-5       73,760      1,600          X             1                    1,600
Westcoast Energy Inc.      common        95751D-10-2    1,042,860     36,400          X             1                   36,400
Weyerhaueuser              common        962171-10-1      134,511      2,216          X             1                    2,216
Zany Brainy                common        98906Q101         21,666     10,833          X             1                   10,833
Zi Corporation             common        988918-10-8      114,480     10,800          X             1                   10,800

TOTALS                                                470,467,557 22,723,289                             18,074,599  4,710,627

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